The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia AMT-Free Intermediate Muni Bond Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, and Columbia AMT-Free New York Intermediate Muni Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 6, 2019 (Accession No. 0001193125-19-065548), which is incorporated herein by reference.